Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations

The following table presents the changes in the net asset retirement obligations for the years ended December 31, 2015 and 2014 (in millions):

	December 31,
	2015	2014
Net asset retirement obligation at January 1	$23.8	$15.1
Liabilities incurred	1.1	4.6
Acquisitions	—	1.2
Accretion expense	1.5	1.1
Changes in estimate	—	1.8

Net asset retirement obligation at December 31	$26.4	$23.8